Nature of operations:	12 Months Ended
Mar. 31, 2011
Nature of operations:

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, motors for optical disk drives, small precision fans and other small motors; ii) general motors, which are used in various electric household appliances, industrial equipment and automobiles; iii) machinery, which includes, test systems, measuring equipment, power transmission equipment, factory automation systems, card readers and industrial robots; iv) electronic and optical components, which include camera shutters, camera lens units, switches, trimmer potentiometers, motor driven actuator units, processing and precision plastic mold products; and v) other products, which include auto parts, pivot assemblies, other components and other services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam, the Philippines and Singapore), Japan and North America, and sales subsidiaries are primarily located in Asia, North America and Europe.

The main customers for NIDEC are manufacturers of hard disk drives. NIDEC also sells its products to the manufacturers of various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.

From the second quarter of the year ended March 31, 2011, the “Mid-size motors” product category has been changed to “General motors” which includes both Mid-size motors and Large-size motors, because our motor product line has been expanded to include large industrial motors with the completion of the acquisition of Emerson Electric Co.’s motors and controls business on September 30, 2010.